Pzena Long/Short Value Fund Summary Prospectus June 28, 2016
Investor Class	PZVLX
Institutional Class	PZILX

Before you invest, you may want to review the Pzena Long/Short Value Fund’s (the “Long/Short Fund”) Statutory Prospectus and Statement of Additional Information, which contain more information about the Long/Short Fund and its risks.  The current Statutory Prospectus and Statement of Additional Information dated June 28, 2016, are incorporated by reference into this Summary Prospectus.  You can find the Long/Short Fund’s Statutory Prospectus, Statement of Additional Information and other information about the Long/Short Fund online at www.pzenafunds.com.  You can also get this information at no cost by calling 1-844-796-1996 (1-844-PZN-1996) or by sending an e-mail request to mutualfunds@pzena.com.

Investment Objective
The Long/Short Fund seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.50%		1.50%
Distribution and Service (Rule 12b-1) Fees		0.25%		0.00%
Other Expenses (includes Shareholder Servicing Plan Fee and Interest Expense and Dividends on Securities Sold Short)		8.99%		8.89%
Shareholder Servicing Plan Fee	0.10%		0.00%
Interest Expense and Dividends on Securities Sold Short	1.06%		1.06%
Total Annual Fund Operating Expenses		10.74%		10.39%
Less: Fee Waiver and Expense Reimbursement(1)		-7.58%		-7.58%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		3.16%		2.81%
(1)
Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Long/Short Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 2.10% of average daily net assets of the Investor Class shares and 1.75% of average daily net assets of the Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least June 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Long/Short Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$319	$2,383	$4,216	$7,955
Institutional Class	$284	$2,295	$4,094	$7,810

Portfolio Turnover.  The Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  The Adviser expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Long/Short Fund seeks to achieve long-term capital appreciation through long positions in securities priced below, and short positions in securities priced above, the Adviser’s estimate of long-term earnings power.  The Fund invests primarily in publicly traded equity securities.  The Fund primarily invests in U.S. listed companies among the largest 1,000 ranked companies by market capitalization, including up to 20% of its net assets in shares of foreign companies such as ADRs or dollar-denominated foreign securities.  The Fund’s investments in foreign securities may include investments in emerging market securities.  The Fund may also invest in real estate investment trusts (“REITs”).

The Long/Short Fund makes long and short investments in a diversified portfolio of primarily common stocks.  In managing the Fund’s assets, the Adviser will follow a classic value strategy.  The Fund invests in stocks following a research-driven, bottom-up and quantitative security selection process.  The Fund’s long positions are stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  The short portfolio will be a broadly diversified basket of stocks that the Adviser believes to be expensive relative to their earnings history.  On average, the Fund is 110% long and 60% short, for a net long position of 50%.  The Fund may invest a significant portion of its assets in securities of companies operating within the financial sector.

In evaluating an investment for purchase by the Long/Short Fund, the Adviser focuses on the company’s earnings history, underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.  The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe.  The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The Long/Short Fund expects to engage in frequent trading of the Fund’s portfolio securities.

The Long/Short Fund may also make short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Long/Short Fund.  The following additional risks could affect the value of your investment:

•	Market Risk. The value of the Long/Short Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•	Management Risk. The Long/Short Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•	Equity Risk. The equity securities held by the Long/Short Fund may experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities.

•	Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of U.S. issuers. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Long/Short Fund’s investments.

•	Emerging Markets Risk. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller and less liquid, with less government oversight than those of more developed countries.

•	Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Long/Short Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Long/Short Fund at quoted market prices.

•	Value Style Investing Risk. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Long/Short Fund may underperform other funds that use different investing styles.

•	Short Sales Risk. A short sale is the sale by the Long/Short Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•	Leverage Risk. Leverage is investment exposure which exceeds the initial amount invested. Selling securities short involves the use of leverage. Leverage can cause the Long/Short Fund’s portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•	Financial Sector Risk. The Long/Short Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital. During the recent market downturn, numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.

•	Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•	Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Long/Short Fund will bear a proportionate share of those expenses.

•	Newer Fund Risk. The Long/Short Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
The following information provides some indication of the risks of investing in the Long/Short Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares for one year.  The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31

The Fund’s calendar year-to-date return as of March 31, 2016 was 4.94%.  During the period of time shown in the bar chart, the highest return for a calendar quarter was 2.24% (quarter ended September 30, 2015) and the lowest return for a calendar quarter was -3.47% (quarter ended March 31, 2015).

Average Annual Total Returns (For the period ended December 31, 2015)		Since Inception
	1 Year	(3/31/2014)
Institutional Class
Return Before Taxes	-4.21%	-2.26%
Return After Taxes on Distributions	-4.21%	-3.39%
Return After Taxes on Distributions and Sale of Fund Shares	-2.38%	-2.15%
Investor Class
Return Before Taxes	-4.32%	-2.50%
Russell 1000® Total Return Index (reflects no deduction for fees, expenses or taxes)	0.92%	6.67%
BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.02%	0.02%
50% Russell 1000/50%BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.67%	3.44%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Long/Short Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Adviser.  Pzena Investment Management, LLC is the Long/Short Fund’s investment adviser.

Portfolio Managers.  Mr. TVR Murti (Principal and Portfolio Manager), Mr. Eli Rabinowich (Principal and Portfolio Manager) and Mr. Manoj Tandon (Principal, Co-Director of Research and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Long/Short Fund’s portfolio.  Messrs. Murti and Rabinowich have managed the Fund since its inception in March 2014, and Mr. Tandon has managed the Fund since July 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Long/Short Fund shares on any business day by written request via mail (Pzena Long/Short Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The Long/Short Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Long/Short Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.